INVENTORIES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Inventories Abstract
Finished goods		R$ 4,885,465	R$ 4,914,882
Work in progress		435,018	272,997
Raw materials		2,086,963	3,126,017
Packaging materials		181,193	182,501
Secondary materials		705,692	790,801
Supplies		230,092	250,475
Imports in transit		230,133	115,950
Other		111,648	142,490
(-) Adjustment to present value	[1]	(205,313)	(141,243)
Total		R$ 8,660,891	R$ 9,654,870

[1]	The adjustment refers to the counter-entry of the adjustment of present value from trade accounts payable and supply chain finance and is carried out for cost according to inventories turnover.